Related Party Transactions (Additional Information) (Detail) (USD $)		12 Months Ended
	Aug. 05, 2013	Dec. 31, 2013 Officer	Dec. 31, 2012 Officer	Dec. 31, 2013 Accrued Compensation	Dec. 31, 2012 Accrued Compensation	Dec. 31, 2013 Accrued Interest	Dec. 31, 2012 Accrued Interest	Dec. 31, 2013 Minority Stockholder	Dec. 31, 2012 Minority Stockholder
Related Party Transactions Additional Information [Line Items]
Revenue from Related Parties								$ 0	$ 550,498
Related Party Transaction, Purchases from Related Party								199,476	274,373
Noncontrolling Interest, Ownership Percentage by Parent								5.00%	5.00%
Due from Related Parties								0	0
Due to Related Parties								90,818	66,000
Deferred Trade Payables Non Current									361,910
Deferred Trade Payables Current									120,637
Interest Expense, Debt		32,507	32,507
Interest Payable			213,795
Accrued Employee Benefits		107,209	107,209	0	446,532
Common Stock Price Per Share	2.00
Class of Warrant or Right, Exercise Price of Warrants or Rights	2.25
Decrease In Employee Related Liabilities Noncurrent				$ 1,126,763	$ 0	$ 515,806	$ 0